Supplement dated July 17, 2017
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Diversified Real Return Fund	6/1/2017
The "Declaration and Distribution Schedule" under the caption "Distributions to Shareholders" in the Distributions and Taxes section of the Prospectus is hereby replaced with the following:

Declaration and Distribution Schedule
Declarations	Monthly
Distributions	Monthly
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP249_01_004_(07/17)